UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

	  INVESTMENT COMPANY ACT FILE NUMBERS 811-2981

FIRST INVESTORS SPECIAL BOND FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2006

DATE OF REPORTING PERIOD:  MARCH 31, 2006

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows



Portfolio of Investments (unaudited)
FIRST INVESTORS SPECIAL BOND FUND, INC.
March 31, 2006

------------------------------------------------------------------------------------
  Principal
    Amount,
  Shares or
   Warrants     Security                                                       Value
------------------------------------------------------------------------------------
                CORPORATE BONDS--83.9%
                Aerospace/Defense--1.4%
      $ 150 M   DRS Technologies, Inc., 6.875%, 2013                     $   150,750
        100 M   DynCorp International, LLC, 9.5%, 2013                       104,500
------------------------------------------------------------------------------------
                                                                             255,250
------------------------------------------------------------------------------------
                Automotive--6.7%
        100 M   Accuride Corp., 8.5%, 2015                                    99,625
         75 M   Asbury Automotive Group, Inc., 9%, 2012                       76,969
        594 M   Cambridge Industries Liquidating Trust, 2007 ++ **               371
        250 M   Cooper Standard Automotive, Inc., 8.375%, 2014               196,250
                Dana Corp.:
        175 M     9%, 2011 ++                                                133,875
          3 M     9%, 2011 ++ **                                               2,295
        150 M   General Motors Acceptance Corp., 6.75%, 2014                 135,244
        500 M   Special Devices, Inc., 11.375%, 2008                         378,125
        228 M   TRW Automotive, Inc., 9.375%, 2013                           247,665
------------------------------------------------------------------------------------
                                                                           1,270,419
------------------------------------------------------------------------------------
                Chemicals--13.2%
         15 M   BCP Crystal US Holdings Corp., 9.625%, 2014                   16,687
        150 M   Equistar Chemicals LP, 10.625%, 2011                         163,125
        250 M   Huntsman International, LLC, 7.375%, 2015 +                  253,750
         67 M   Huntsman, LLC, 11.625%, 2010                                  76,213
        100 M   IMC Global, Inc., 10.875%, 2013                              115,000
        300 M   Innophos, Inc., 8.875%, 2014                                 313,500
                Lyondell Chemical Co.:
        350 M     9.625%, 2007                                               363,125
         91 M     9.5%, 2008                                                  95,095
        200 M   Millennium America, Inc., 9.25%, 2008                        204,250
        100 M   Nell AF Sarl, 8.375%, 2015 +                                  99,750
        675 M   Resolution Performance Products, LLC, 13.5%, 2010            724,781
         50 M   Tronox Worldwide, LLC, 9.5%, 2012 +                           52,750
------------------------------------------------------------------------------------
                                                                           2,478,026
------------------------------------------------------------------------------------
                Consumer Non-Durables--1.9%
        100 M   Broder Brothers Co., 11.25%, 2010                            100,000
                Levi Strauss & Co.:
        150 M     9.28%, 2012 ***                                            156,000
        100 M     9.75%, 2015                                                105,750
------------------------------------------------------------------------------------
                                                                             361,750
------------------------------------------------------------------------------------
                Energy--14.3%
        250 M   Belden & Blake Corp., 8.75%, 2012                            258,750
        300 M   Bluewater Finance, Ltd., 10.25%, 2012                        316,500
                Chesapeake Energy Corp.:
        500 M     6.375%, 2015                                               494,375
        150 M     6.625%, 2016                                               150,375
                Compagnie Generale de Geophysique:
        100 M     7.5%, 2015                                                 103,500
         50 M     7.5%, 2015 +                                                51,750
        125 M   Dresser, Inc., 9.375%, 2011                                  131,250
        250 M   El Paso Production Holding Co., 7.75%, 2013                  260,312
        644 M   Giant Industries, Inc., 11%, 2012                            714,840
        100 M   POGO Producing Co., 6.875%, 2017                              99,250
        110 M   Tesoro Corp., 6.25%, 2012 +                                  108,625
------------------------------------------------------------------------------------
                                                                           2,689,527
------------------------------------------------------------------------------------
                Financial--2.0%
        288 M   Dow Jones CDX, High Yield, Trust 1, Series 4,
                  8.25%, 2010 +                                              292,680
         85 M   Targeted Return Index Securities Trust,
                  7.651%, 2015 + ***                                          86,465
------------------------------------------------------------------------------------
                                                                             379,145
------------------------------------------------------------------------------------
                Food/Beverage/Tobacco--.9%
          9 M   Land O'Lakes, Inc., 8.75%, 2011                                9,439
        150 M   Pilgrim's Pride Corp., 9.625%, 2011                          157,125
------------------------------------------------------------------------------------
                                                                             166,564
------------------------------------------------------------------------------------
                Forest Products/Containers--1.2%
        100 M   Stone Container Corp., 9.75%, 2011                           103,250
        130 M   Tekni-Plex, Inc., 8.75%, 2013 +                              122,850
------------------------------------------------------------------------------------
                                                                             226,100
------------------------------------------------------------------------------------
                Gaming/Leisure--7.0%
        250 M   Circus & Eldorado/Silver Legacy, 10.125%, 2012               270,000
         50 M   Herbst Gaming, Inc., 8.125%, 2012                             52,188
        180 M   Mandalay Resort Group, 6.375%, 2011                          177,975
        240 M   MGM Mirage, Inc., 6.625%, 2015                               237,300
        300 M   Park Place Entertainment Corp., 9.375%, 2007                 310,125
        255 M   Speedway Motorsports, Inc., 6.75%, 2013                      256,275
------------------------------------------------------------------------------------
                                                                           1,303,863
------------------------------------------------------------------------------------
                Health Care--10.0%
         90 M   Alliance Imaging, Inc., 7.25%, 2012                           78,525
        250 M   DaVita, Inc., 7.25%, 2015                                    252,500
        120 M   Fisher Scientific International, Inc., 6.125%, 2015          117,750
                HCA, Inc.:
        200 M     6.75%, 2013                                                200,270
        165 M     6.5%, 2016                                                 161,577
        150 M   Insight Health Services Corp., 9.875%, 2011                   83,250
         60 M   MedQuest, Inc., 11.875%, 2012                                 45,600
        250 M   Sybron Dental Specialties, Inc., 8.125%, 2012                265,000
        550 M   Tenet Healthcare Corp., 6.375%, 2011                         499,125
        180 M   Triad Hospitals, Inc., 7%, 2013                              178,200
------------------------------------------------------------------------------------
                                                                           1,881,797
------------------------------------------------------------------------------------
                Housing--1.5%
        140 M   Beazer Homes USA, Inc., 6.875%, 2015                         133,700
        150 M   Builders FirstSource, Inc., 8.999%, 2012 ***                 154,500
------------------------------------------------------------------------------------
                                                                             288,200
------------------------------------------------------------------------------------
                Information Technology--.3%
        150 M   Exodus Communications, Inc., 10.75%, 2009 ++ **                   94
         50 M   Sanmina - SCI Corp., 8.125%, 2016                             50,750
------------------------------------------------------------------------------------
                                                                              50,844
------------------------------------------------------------------------------------
                Manufacturing--1.2%
         60 M   Case New Holland, Inc., 7.125%, 2014 +                        59,550
        200 M   Wolverine Tube, Inc., 7.375%, 2008 +                         159,000
------------------------------------------------------------------------------------
                                                                             218,550
------------------------------------------------------------------------------------
                Media-Broadcasting--3.4%
        280 M   Clear Channel Communications, Inc., 5.5%, 2014               259,146
        150 M   Sinclair Broadcasting Group, Inc., 8.75%, 2011               158,438
                Young Broadcasting, Inc.:
        136 M     10%, 2011                                                  126,140
        100 M     8.75%, 2014                                                 86,000
------------------------------------------------------------------------------------
                                                                             629,724
------------------------------------------------------------------------------------
                Media-Cable TV--7.1%
        355 M   Adelphia Communications Corp., 10.25%, 2011 ++               225,425
        135 M   Atlantic Broadband Finance, LLC, 9.375%, 2014                128,587
        200 M   Cablevision Systems Corp., 8%, 2012                          196,000
        500 M   Charter Communications Holdings, LLC, 10%, 2009              341,250
        125 M   CSC Holdings, Inc., 8.125%, 2009                             129,687
        310 M   Echostar DBS Corp., 6.375%, 2011                             304,575
------------------------------------------------------------------------------------
                                                                           1,325,524
------------------------------------------------------------------------------------
                Media-Diversified--4.4%
        300 M   Cenveo, Inc., 7.875%, 2013                                   294,750
                MediaNews Group, Inc.:
         75 M     6.875%, 2013                                                70,125
         50 M     6.375%, 2014                                                45,375
                Six Flags, Inc.:
        150 M     8.875%, 2010                                               150,188
         50 M     9.625%, 2014                                                50,625
        200 M   Universal City Development Partners, Ltd., 11.75%, 2010      221,500
------------------------------------------------------------------------------------
                                                                             832,563
------------------------------------------------------------------------------------
                Metals/Mining--1.0%
         50 M   Metals USA, Inc., 11.125%, 2015 +                             55,250
        130 M   Russell Metals, Inc., 6.375%, 2014                           129,025
------------------------------------------------------------------------------------
                                                                             184,275
------------------------------------------------------------------------------------
                Retail-General Merchandise--1.7%
        100 M   GSC Holdings Corp., 8%, 2012 +                                99,750
        200 M   Neiman Marcus Group, Inc., 10.375%, 2015 +                   213,500
------------------------------------------------------------------------------------
                                                                             313,250
------------------------------------------------------------------------------------
                Services--2.9%
                Allied Waste NA, Inc.:
        150 M     5.75%, 2011                                                143,625
        300 M     7.375%, 2014                                               298,500
        100 M   Hydrochem Industrial Services, Inc., 9.25%, 2013 +            99,750
------------------------------------------------------------------------------------
                                                                             541,875
------------------------------------------------------------------------------------
                Telecommunications--.0%
        600 M   ICG Services, Inc., 10%, 2008 ++ **                              375
------------------------------------------------------------------------------------
                Transportation--.2%
         29 M   American Commercial Lines, LLC, 9.5%, 2015                    32,045
------------------------------------------------------------------------------------
                Utilities--.0%
        125 M   AES Drax Energy, Ltd., 11.5%, 2010 ++                            281
------------------------------------------------------------------------------------
                Wireless Communications--1.6%
        200 M   Nextel Communications, Inc., 5.95%, 2014                     198,249
        100 M   Rogers Wireless, Inc., 6.375%, 2014                          100,250
------------------------------------------------------------------------------------
                                                                             298,499
------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $16,733,086)                         15,728,446
------------------------------------------------------------------------------------
                U.S. GOVERNMENT OBLIGATIONS--5.4%
      1,000 M   U.S. Treasury Notes, 7%, 2006 (cost $1,087,969)            1,006,368
------------------------------------------------------------------------------------
                COMMON STOCKS--3.0%
                Food/Drug--.5%
      5,500     Ingles Markets, Inc.                                          98,010
------------------------------------------------------------------------------------
                Media-Diversified--1.8%
      1,500   * MediaNews Group, Inc. - Class "A" **                         337,500
------------------------------------------------------------------------------------
                Telecommunications--.7%
      5,188   * RCN Corporation                                              134,369
        500   * RCN Corporation **                                                 5
        230   * Viatel Holding (Bermuda), Ltd. **                                  1
      1,571   * World Access, Inc.                                                 2
        123   * XO Holdings, Inc.                                                486
------------------------------------------------------------------------------------
                                                                             134,863
------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $551,986)                                 570,373
------------------------------------------------------------------------------------
                PREFERRED STOCKS--1.4%
                Manufacturing
        278     Day International Group, Inc., 12.25%, 2010, PIK
                  (cost $264,266)                                            256,501
------------------------------------------------------------------------------------
                WARRANTS--.0%
                Telecommunication
        250   * GT Group Telecom, Inc. (expiring 2/1/10) **                       --
                XO Holdings, Inc.:
        247   *   Class "A" (expiring 1/16/10)                                   111
        185   *   Class "B" (expiring 1/16/10)                                    74
        185   *   Class "C" (expiring 1/16/10)                                    46
------------------------------------------------------------------------------------
Total Value of Warrants (cost $151,767)                                          231
------------------------------------------------------------------------------------
                SHORT-TERM CORPORATE NOTES--2.7%
      $ 500 M   AIG Funding, Inc., 4.68%, 4/6/06 (cost $499,674)             499,675
------------------------------------------------------------------------------------
Total Value of Investments (cost $19,288,748)          96.4%              18,061,594
Other Assets, Less Liabilities                          3.6                  681,110
------------------------------------------------------------------------------------
Net Assets                                            100.0%             $18,742,704
====================================================================================



  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Directors. At March 31, 2006, the Fund held eight securities that were fair valued by its Valuation Committee with an aggregate value of $340,641 representing 1.8% of the Fund's net assets.

*** Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates above are the rates in effect on March 31, 2006

  + Security exempt from registration under rule 144A of the Securities
    Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors. At March 31, 2006, the Fund held fourteen 144A securities with an aggregate value of $1,755,420 representing 9.4% of the Fund's net assets.

 ++ In default as to principal and/or interest payment

    At March 31, 2006, the cost of investments for federal income tax purposes was $19,288,748. Accumulated net unrealized depreciation on investments was $1,227,154, consisting of $857,406 gross unrealized appreciation and $2,084,560 gross unrealized depreciation.

Except as provided below, a security listed or traded on an exchange the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Fund's Board of Directors. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Special Bond Fund, Inc.

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  May 26, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  May 26, 2006